COMMITMENTS AND GUARANTEES - Summary of Future Commitements For Operating Lease Obligations (Detail) $ in Millions	Jan. 03, 2015 USD ($)
Schedule of Operating Leases [Line Items]
Total	$ 407.4
2013	110.0
2014	89.5
2015	72.1
2016	45.8
2017	32.0
Thereafter	58.0
Operating lease obligations
Schedule of Operating Leases [Line Items]
Total	330.5
2013	83.9
2014	65.1
2015	51.8
2016	40.8
2017	30.9
Thereafter	58.0
Marketing and other commitments
Schedule of Operating Leases [Line Items]
Total	76.9
2013	26.1
2014	24.4
2015	20.3
2016	5.0
2017	1.1
Thereafter	$ 0.0